UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, Ohio 44122

(Address of Principal Executive Offices)

Richard A. Barone

c/o Ancora Trust

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, Ohio 44122

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Ave., E.

Cleveland, Ohio 44114

Registrant’s Telephone Number, including Area Code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ancora Trust
Ancora Income Fund (unaudited)
Schedule of Investments
September 30, 2013

	Shares	Value
Traditional Preferred - 8.22%
Aspen Insurance - 7.25%	10,000	250,600
Bank of New York Mellon - 5.2%	17,000	341,700
Charles Schwab Pfd B - 6%	17,500	396,200
Kayne Anderson - 4.25%	28,000	700,280
PartnerRe - 5.875%	10,000	211,000
TOTAL TRADITIONAL PREFERRED (Cost $2,030,618)		1,899,780

Corporate Bond Trust Certificates - 41.24%

Direct Trust Certificates - 33.33%
Affiliated Managers Group - 5.25%	12,500	316,250
Aflac - 5.5%	12,500	272,875
American Finl Group - 5.75%	12,500	271,874
Ares Capital - 5.875%	15,000	367,650
Aviva Plc Cap Sec - 8.25%	10,000	276,000
Citigroup Pfd R - 6.10%	25,000	625,250
Dynex - 7.625%	12,000	271,320
Entergy LA - 4.7%	22,000	417,780
Full Circle Capital 8.25%	14,000	353,220
Hercules Technology Growth - 7.0%	13,000	332,410
Merrill Lynch - 7.0%	15,000	374,250
MVC Capital B - 7.25%	30,000	753,300
Privatebancorp - 7.125%	5,000	122,800
Protective Life - 6.0%	19,500	439,725
Prudential Financial Jr Sub Nts - 5.70%	25,000	537,500
Qwest - 6.125%	14,000	296,240
Saratoga Investment - 7.50%	12,000	302,040
Selective Insurance Group - 5.875%	15,000	311,250
Stanley Black & Decker - 5.75%	19,000	418,380
Torchmark 5.875%	17,500	385,875
W.R. Berkley - 5.625%	12,000	259,320
		7,705,309

Third Party Bond Trust Certificates - 7.92%
CBTCS Duke - 7.875%	12,400	318,971
Lehman Fed Ex - 7.75%	29,500	324,497
Preferredplus Trust Verizon - 7.625%	21,267	552,942
Strats Tr Goldman Sachs - 7.5%	32,000	529,280
Strats Walmart Stores (b)	5,500	105,108
		1,830,798.20

TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $9,927,614)		9,536,107

Investment Companies - 30.26%

Closed-End Income Funds - 16.73%
John Hancock Patriot Premium Dividend	37,000	442,890
Cutwater Select Income	30,000	533,700
MFS Govt Mkts Income	67,000	379,890
MFS Intermediate Income	215,000	1,141,650
Strategic Global Income	85,000	789,650
Western Asset Claymore Inflation-Linked Opportunity & Income	50,000	580,000
		3,867,780
Ancora Trust
Ancora Income Fund (unaudited)
Schedule of Investments - continued
September 30, 2013
	Shares	Value

Closed-End Funds, Senior Securities - 13.54%
Gabelli Dividend & Income - 5.875%	37,300	927,651
General American Inv Co Pfd - 5.95%	12,000	303,360
Special Opportunities - 3%	12,000	673,320
The GDL Fund - 7.00%	22,000	1,108,140
Tortoise Energy - 4.375%	13,000	115,180
		3,127,651

TOTAL INVESTMENT COMPANIES (Cost $7,033,074)		6,995,431

REIT Preferred Shares - 15.36%
Apollo Coml Real Estate - 8.625%, Series A	20,000	507,600
Apollo Invts Corp - 6.875%	15,000	325,500
Chesapeake Lodging - 7.75%, Series A	10,000	248,200
Commonwealth Reit - 6.50%, Series D	15,000	313,950
Entertainment Properties - 6.625%, Series F	12,000	257,280
Pebblebrook Hotel - 6.50% Series C	4,000	85,400
PS Business Pks - 5.75% Series U	10,000	201,001
Public Storage Pref X - 5.2%	34,000	687,480
Summit Hotel Properties - 7.875%, Series B	5,000	127,300
Summit Hotel Properties - 9.25%, Series A	10,000	266,499
Winthrop Rlty - 9.25%, Series D	20,000	530,200
TOTAL REIT PREFERRED SHARES (Cost $3,673,361)		3,550,410

Money Market Securities - 5.82%
First American Government Obligations -
Class Y, 0.00% (b) (Cost $1,346,785)	1,346,785	1,346,785

TOTAL INVESTMENTS (Cost$24,011,453) - 100.9%		23,328,513

Other Assets in Excess of Liabilities -0.90%		(207,509)

TOTAL NET ASSETS - 100%		$ 23,121,004

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate on September 30, 2013.

Ancora Trust
Ancora Equity Fund (unaudited)
Schedule of Investments
September 30, 2013

	Shares	Value
Common Stocks - 76.39%

Basic Materials - 5.53%
Alcoa	30,000	243,600
Freeport-McMoRan Copper & Gold	10,000	330,800
		574,400
Energy - 5.27%
Apache	4,000	340,560
Helmerich & Payne	3,000	206,850
		547,410
Financial Services - 11.61%
Ameriprise Financial	5,000	455,400
Bank of New York Mellon	10,000	301,900
JP Morgan Chase	5,000	258,450
Liberty All Star Equity Fund	35,145	190,134
		1,205,884

Health Care - 19.04%
Abbott Labratories	5,000	165,950
AbbVie	5,000	223,650
Baxter International	3,000	197,070
Celgene	5,000	770,685
Novartis	3,000	230,130
Pfizer	7,000	201,075
Teva Pharmaceutical Industries ADR	5,000	188,900
		1,977,460

Industrial Goods - 5.78%
ABB Ltd (a) (c)	10,000	235,900
Corning	25,000	364,750
		600,650

Machinery and Equipment - 5.9%
General Electric	12,000	286,680
Parker Hannifan	3,000	326,160
		612,840

Ancora Trust
Ancora Equity Fund (unaudited)
Schedule of Investments - continued
September 30, 2013

Common Stocks - 76.39% Continued	Shares	Value

Entertainment & Media - 1.86%
Walt Disney	3,000	193,470
		193,470

Technology - 21.39%
Cisco Systems	12,000	281,172
Ebay (a)	5,000	278,975
EMC (a)	20,000	511,200
International Business Machines	2,000	370,360
Microsoft	5,000	166,400
Qualcomm	5,000	336,600
Thermo Fisher Scientific (a)	3,000	276,450
		2,221,157

TOTAL COMMON STOCKS (Cost $5,342,827)		7,933,271

Investment Companies - 15.31%
Boulder Total Return	26,000	566,800
Gabelli Dividend & Income Trust Preferred A	1,500	37,305
Madison Claymore Covered Call & Equity Strategy (a)	55,000	436,150
Tri Continental	30,000	549,600
TOTAL INVESTMENT COMPANIES (Cost $1,137,128)		1,589,855

Money Market Securities - 8.46%
First American Government Obligations -
Class Y, 0.00% (a) (b) (Cost $878,999)	878,999	878,999

TOTAL INVESTMENTS (Cost $7,358,954) 100.17%		$ 10,402,126

Other Liabilities in Excess of Assets -0.17%		(17,236)

TOTAL NET ASSETS - 100.00%		$ 10,384,890

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on September 30, 2013.
(c) ADR - American Depository Receipt

Ancora Trust
Ancora/Thelen Small-Mid Cap Fund (unaudited)
Schedule of Investments
September 30, 2013

	Shares	Value
Common Stocks - 93.68%

Basic Materials - 6.84%
Asland, Inc.	3,400	314,432
QEP Resources, Inc.	37,160	1,028,960
Royal Gold, Inc.	3,630	176,636
The Scotts Miracle-Gro Co.	15,920	876,078
		2,396,106

Consumer Products & Services - 16.06%
AT Cross Co.	11,650	221,583
Beam, Inc.	11,370	735,071
Dean Foods Co. (a)	5,458	105,339
Hilshire Brands Co.	14,170	435,586
Hyster-Yale Materials Handling, Inc.	7,185	644,279
Lifetime Brands, Inc.	15,030	229,809
Nautilus, Inc.	30,295	218,730
Post Holdings, Inc.	12,422	501,476
Ruby Tuesday, Inc (a)	46,500	348,750
Spartan Stores, Inc	45,350	1,000,421
Whitewave Foods Co. (a)	28,949	578,112
Zep, Inc.	37,410	608,287
		5,627,442

Financial - 17.99%
Alexander & Baldwin, Inc.	7,434	267,773
Blackhawk Network Holdings Inc. (a)	60,626	1,456,843
Corvel Corp.	19,652	726,534
Forestar Group, Inc.	51,220	1,102,767
ING U.S., Inc (a)	21,200	619,252
Rouse Properties, Inc. (a)	25,025	515,015
TFS Financial Corp. (a)	94,430	1,130,327
Western Union Co.	25,990	484,973
		6,303,484

Healthcare - 4.34%
Mallinckrodt PLC (a)	31,760	1,400,298
Utah Medical Products, Inc.	2,050	121,852
		1,522,150

Industrial Goods - 6.04%
Collectors Universe, Inc.	30,234	443,835
Daktronics, Inc.	37,890	423,989
John Bean Technologies Corp.	6,455	160,600
Manitex International, Inc. (a)	38,030	415,668
Nacco Industries, Inc.	7,401	410,163
Timken Co	1,500	90,600
Tower International, Inc. (a)	8,582	171,554
		2,116,410

Ancora Trust
Ancora/Thelen Small-Mid Cap Fund (unaudited)
Schedule of Investments - continued
September 30, 2013

Common Stocks - 93.68% Continued	Shares	Value

Services - 37.19%
ADT Corp.	22,110	898,993
AMC Networks, Inc. (a)	5,115	350,378
Ascent Captial Group, Inc. (a)	9,422	759,602
CST Brands, Inc (a)	15,060	448,788
Digital Generation, Inc (a)	47,900	619,347
Federal-Mogul Corp (a)	2,567	43,100
Harte-Hanks, Inc.	36,208	319,717
John Wiley & Sons, Inc.	11,962	570,468
Krispy Kremes Doughnuts, Inc. (a)	27,950	540,553
Lee Enterprises, Inc (a)	70,800	186,912
Liberty Interactive Corp. (a)	32,640	766,061
Liberty Media Corp. (a)	3,290	484,124
Liberty Ventures (a)	15,150	1,335,776
Matson, Inc.	9,900	259,677
Salem Communications Corp.	14,640	121,219
Standard Parking Corp. (a)	33,328	896,190
Starz-Liberty Captial (a)	11,500	323,495
Tribune Co. (a)	25,900	1,634,031
Tuesday Morning Corp.	35,671	545,053
United Online, Inc.	83,040	661,912
Viad Corp.	50,700	1,264,965
		13,030,358

Technology - 5.21%
Cincinnati Bell Inc. New Com (a)	198,400	539,648
Demand Media, Inc. (a)	45,688	288,748
Pioneer Power Solutions (a)	1,300	10,790
Polycom, Inc (a)	30,250	330,330
TripAdvisor, Inc. (a)	8,630	654,499
		1,824,015

TOTAL COMMON STOCKS (Cost $28,661,764)		32,819,964

Money Market Securities - 5.3%
First American Government Obligations -	1,855,787	1,855,787
Class Y, 0.00% (a) (b) (Cost $1,855,787)

TOTAL INVESTMENTS (Cost $30,517,550) 98.98%		$ 34,675,751

Liabilities in Excess of Other Assets 1.02%		357,677

TOTAL NET ASSETS - 100.00%		$ 35,033,428

(a) Non-Income producing.

Ancora Trust
Ancora MicroCap Fund (unaudited)
Schedule of Investments
September 30, 2013

	Shares	Value
Common Stocks - 89.63%

Basic Materials - 5.03%
Landec Corp (a)	20,000	244,000
Penford Corp. (a)	14,000	199,500
Warren Resources Inc (a)	15,000	43,650
Zoltek Companies, Inc. (a)	4,500	75,105
		562,255

Consumer Products & Services - 22.27%
A.T. Cross Co. Class-A (a)	4,664	88,709
Callaway Golf Co.	37,500	267,000
Cobra Electronics Corp. (a)	45,000	126,000
Courier Corp.	10,000	158,200
Emerson Radio (a)	41,121	77,307
Hooker Furniture	5,000	74,750
Jakks Pacific	22,800	102,600
John B Sanfilippo & Son (a)	10,549	244,631
Kid Brands (a)	60,000	88,200
Kimball International, Inc. Class-B	15,000	166,350
Lakeland Industries (a) (c)	54,731	295,547
Lincoln Educational Services	20,000	92,200
Luby's Inc (a)	20,000	143,600
Mace Security International (a) (c) (d)	150,000	62,850
Natuzzi, S.P.A. ADR (a)	62,704	112,867
Perma-Fix Environmental Services (a)	99,800	73,243
Stanley Furniture Co. Inc. (a)	39,879	147,951
Tandy Brands Accessories, Inc. (a)	4,728	2,789
Wet Seal (a)	27,500	108,075
ZAGG, Inc (a)	12,000	54,000
		2,486,871

Corporate Services - 7.73%
Cross Country Healthcare	8,000	48,320
Hawaiian Holdings, Inc. (a)	35,000	260,400
Heidrick & Struggles	9,000	171,540
Iteris, Inc. (a)	65,000	118,950
Nash Finch	7,500	198,075
RCM Technologies, Inc. (a)	10,980	66,209
		863,494

Energy - 2.68%
Goodrich Petroleum Corp (a)	6,000	145,740
Vaalco Energy, Inc. (a)	27,500	153,450
		299,190

Financial - 10.83%
Boston Private Financial Holdings Inc.	10,000	110,900
Calamos Asset Management	8,000	79,920
Harris & Harris, Inc. (a)	77,542	232,626
LNB Bancorp	10,000	94,000
MVC Capital Inc.	20,000	261,200
State Auto Financial Corp	7,500	157,050
Trustco Bank (a)	20,000	119,000
United Insurance Holdings Corp.	17,500	154,525
		1,209,221

Ancora Trust
Ancora MicroCap Fund (unaudited)
Schedule of Investments - continued
September 30, 2013

Common Stocks - 89.63% Continued	Shares	Value

Healthcare - 14.08%
Albany Molecular Research, Inc. (a)	40,000	515,600
Cryolife, Inc. (a)	15,047	105,329
Digirad Corp. (a)	75,892	191,248
Heska Corp. (a)	22,470	130,326
Invacare	7,500	129,525
Lannett Co., Inc. (a)	2,995	65,351
Medical Action Industries Inc (a)	29,002	192,573
RTI Biologics Inc (a)	30,000	112,200
Theragenics Corp. (a)	59,878	130,534
		1,572,686

Machinery & Equipment - 5.78%
Deswell Industries, Inc.	22,500	55,125
FreightCar America	8,000	165,440
Lawson Products, Inc.	11,040	113,822
Lydall, Inc. (a)	12,500	214,625
Perceptron, Inc. (a)	9,000	96,120
		645,132

Technology - 20.76%
Accelrys, Inc. (a)	4,002	39,379.68
Alaska Communications Group Inc. (a)	48,781	125,367
Amtech Systems, Inc. (a)	20,860	152,278
Aviat Networks, Inc. (a)	70,000	179,900
Axcelis Technologies, Inc. (a)	90,000	189,900
AXT Inc. (a)	51,950	121,563
BTU International, Inc. (a)	28,170	92,958
Digital Ally, Inc. (a)	4,544	62,207
Electiro Scientific Industries	8,000	93,520
Frequency Electronics, Inc. (a)	13,048	152,401
Imation Corp. (a)	54,090	221,769
Kopin Corp. (a)	15,000	60,300
Leadis Technology, Inc. (a)	33,812	101
Maxwell Technologies, Inc. (a)	5,000	45,300
Planar Systems (a)	8,000	14,720
Qumu Corp	12,500	155,125
Realnetworks Inc. (a)	30,000	256,500
Sillicon Graphics International Corp. (a)	8,000	130,000
Sillicon Image, Inc. (a)	13,500	72,090
Symmetricom Inc	10,000	48,200
Trio-Tech International (a)	13,322	43,163
Vicon Industries, Inc. (a)	15,550	39,964
WPCS International Inc. (a)	7,857	22,000
		2,318,706

Transportation - 0.46%
Euroseas Ltd	34,000	51,340
		51,340

TOTAL COMMON STOCKS (Cost $7,810,733)		10,008,896

Money Market Securities - 10.2%
First American Government Obligations -	1,139,490.12	1,139,490
Class Y, 0.00% (a) (b) (Cost $1,139,490)

TOTAL INVESTMENTS (Cost $8,950,223) 99.83%		$ 11,148,386

Liabilities in Excess of Other Assets 0.17%		18,867

TOTAL NET ASSETS - 100.00%		$ 11,167,253

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on September 30, 2013.
(c) Fund, Advisor, and other related entities own more than 5% of security.
(d) The Ancora Funds Chairman and Portfolio Manager both serve on the Board of Directors for this company.
(e) The CEO of Ancora Advisors serves on the Board of Directors for this company.

Ancora Trust
Ancora Special Opportunity Fund (unaudited)
Schedule of Investments
September 30, 2013

	Shares	Value
Common Stocks - 55.73%

Energy -2.34%
StealthGas (a)	25,000	228,500
		228,500

Consumer Goods -2.63%
Daktronics, Inc	10,000	111,900
J.C Penny Company	3,000	26,415
Stephan Co.	100,000	117,000
		255,315

Financial -7.61%
AmBase Corp	30,000	34,800
Calamos Asset Management, Inc	5,300	52,947
Citigroup	10,000	485,100
Legg Mason	5,000	167,200
		740,047

Healthcare - 11.14%
Albany Molecular Research (a)	45,000	580,050
Safeguard Scientific (a)	30,000	470,700
Zynex, Inc. (a)	122,900	31,942
		1,082,692

Homeland Security - 20.54%
Lakeland Industries (a) (c)	100,000	540,000
Leucadia National	15,000	408,600
Mace Security International (a) (c) (d)	2,500,000	1,047,500
		1,996,100

Industrial Goods - 7.33%
Allegheny Technologies Inc	5,000	152,600
Capstone Turbine (a)	100,000	117,000
Continential Materials (a)	13,500	216,001
Generac Holdings, Inc (a)	1,000	42,640
Weatherford International	12,000	183,960
		712,201

Technology - 4.13%
Active Power (a)	20,000	58,200
Arris Group Inc. (a)	5,000	85,250
Microsoft Corp	3,000	99,840
Motorola Solutions Inc	1,000	59,380
Solitron Devices	17,000	63,750
Vodafone Group Plc ADR	1,000	35,180
		401,600

Miscellaneous - 0%
Contra SoftBrands (a)	40,000	-
		-

TOTAL COMMON STOCKS (Cost $4,043,998)		5,416,455

Ancora Trust
Ancora Special Opportunity Fund (unaudited)
Schedule of Investments - continued
September 30, 2013

Closed-End Investment Companies - 27%
Boulder Growth & Income	50,000	381,500
Eaton Vance Risk Managed Equity	25,000	270,250
Firsthand Technology Value Fund (a)	15,000	367,200
Gabelli Global Deal Fund	6,000	67,680
Liberty All Star Equity Fund	54,670	295,765
MFS Intermediate Income Trust	85,000	451,350
Special Opportunities Fund	30,000	528,300
Zweig Total Return Fund	20,000	262,000

TOTAL INVESTMENT COMPANIES (Cost $2,219,527)		2,624,045

Money Market Securities - 17.96%
First American Government Obligations -
Class Y, 0.00% (a) (b) (Cost $1,745,149)	1,745,149	1,745,149

TOTAL INVESTMENTS (Cost $8,008,673) 100.68%		9,785,648

Liabilities -0.68%		(66,322)

TOTAL NET ASSETS - 100.00%		$ 9,719,326

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on September 30, 2013.
(c) Fund, Advisor, and other related entities own more than 5% of security.
(d) The Ancora Fund Chairman serves on the Board of Directors for this company.
(e) The CEO of Ancora Advisors serves on the Board of Directors for this company.

Federal Income Tax Note (unaudited)

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, net investment losses and capital loss carryovers.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2013 are noted below.

Portfolio	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
Ancora Income Portfolio	$24,011,453	$608,885	$ (1,291,825)	$(682,940)
Ancora Equity Portfolio	$7,358,954	$3,143,710	$ (100,538)	$3,043,172
Ancora/Thelen Small-Mid Cap Portfolio	$30,517,550	$4,673,075	$ (514,875)	$4,158,201
Ancora MicroCap Portfolio	$8,950,223	$2,977,746	$ (779,584)	$2,198,162
Ancora Special Opportunities Portfolio	$8,008,673	$2,255,215	$ (478,240)	$1,776,976

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's assets carried at fair value:

Ancora Income Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 23,328,513	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 23,328,518	- 0 -

Ancora Equity Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 10,402,126	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 10,402,126	- 0 -

Ancora/Thelen Small-Mid Cap Fund

Valuation Inputs	Investments In Securities	Other Financial Inputs
Level 1 - Quoted Prices	$ 34,675,751	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 34,675,751	- 0 -

Ancora MicroCap Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 11,148,386	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 11,148,386	- 0 -

Ancora Special Opportunities Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 9,785,648	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 9,785,648	- 0 -

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

     Richard A. Barone

     Chairman and Treasurer

Date: October 8, 2013